UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Inflation Linked Bond Fund® Semi-annual report for the six months ended May 31, 2017

Invest with the
goal of preserving
purchasing power.

American Funds Inflation Linked Bond Fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2017 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
		Lifetime
Class A shares	1 year	(since 12/14/12)

Reflecting 2.50% maximum sales charge	–2.71%	–0.52%

The total annual fund operating expense ratio was 0.77% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee reimbursements, without which results would have been lower.

The fund’s 30-day yield for Class A shares as of June 30, 2017, reflecting the 2.50% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.27%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates. Inflation-linked bonds may experience greater losses than other debt securities with similar durations. There can be no assurance that the value of inflation-linked securities will be directly correlated to changes in interest rates. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

American Funds Inflation Linked Bond Fund generated a total return of 1.64% for the six months ended May 31, 2017. Investors who reinvested dividends of 9 cents a share (paid last December) earned an income return of 0.89%, the same as those who took dividends in cash.

The fund’s result slightly lagged broad inflation-linked U.S. bond returns. The unmanaged Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index — a measure of the market in which the fund primarily invests — rose 1.72%. The values of TIPS (which are issued by the United States Treasury Department) are directly linked to the U.S. Consumer Price Index (CPI) for All Urban Consumers.

Yields (which move inversely to prices) for bonds of shorter maturity rose, and declined among longer maturity issues. Against this backdrop, the maturity profile of the fund’s holdings detracted from results relative to the market index. This negative impact was, however, partly offset by a tailwind from bond selection among TIPS and corporates.

The Lipper Inflation-Protected Bond Funds Average, a peer group measure, recorded a return of 1.58% for the six months. Over longer periods, the fund has outpaced both the market index and its peer group.

Results at a glance

For periods ended May 31, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 12/14/12)

American Funds Inflation Linked Bond Fund (Class A shares)	1.64%	2.91%	1.32%	0.27%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index*	1.72	2.41	1.05	–0.23
Lipper Inflation-Protected Bond Funds Average†	1.58	2.75	0.33	–0.61

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

American Funds Inflation Linked Bond Fund	1

Market overview

Many bond and equity markets experienced relatively large moves during the first half of the fund’s fiscal year. TIPS were no exception. After President Trump’s election last November, U.S. inflation expectations jumped as investors reasoned that various policy proposals could boost inflation.

However, in late January expectations began to moderate as the new administration’s ability to smoothly navigate its policy agenda through Congress was called into question. For example, 10-year break-even inflation rates (the average inflation required over the life of a bond for TIPS and nominal Treasuries to generate the same total returns) declined by 0.3 percentage points between January and May to around 1.85%.

Surprisingly, recent estimates of annualized core CPI — the inflation measure that strips out food and energy — have also disappointed. Consequently, returns for TIPS lagged the 1.93% six-month return of nominal Treasuries.

That said, the details of these inflation reports suggest to us that this slowdown could be short-lived. Investors have remained sanguine, with strong demand for TIPS evident at recent U.S. Treasury Department auctions.

Inside the portfolio

As of May 31, 2017, 87.14% of the fund’s net assets were invested in inflation-linked government bonds — mostly U.S. TIPS. Over the preceding six months, managers took advantage of insights from our macroeconomic and fundamental credit analysts to identify a range of investment opportunities.

Exposure to corporate issues declined. Corporate credits remain a small but meaningful part of the portfolio. Sectors reflected in these holdings include issues by energy, health care and auto companies. Managers reduced holdings of issues from various industries, while adding to investments from the energy sector. As of May 31, 2017, 2.72% of the fund’s assets were invested in investment-grade corporate bonds.

The portfolio’s relatively small exposure to inflation-linked Japanese government bonds declined. Consistent with the fund’s investment guidelines, we have made careful use of interest rate swaps. When used in conjunction with bonds, these financial instruments have, for example, helped the fund to gain more precisely targeted exposures to inflation and interest rates. A complete list of fund holdings can be found beginning on page 4.

2	American Funds Inflation Linked Bond Fund

Looking forward

In our view, the next few months could see core inflation return to a higher trend somewhere between 2.0% and 2.5%. Why do we think the recent inflation wobble may be a blip? For starters, prospects for several significant components of core inflation — housing and medical care services, notably — remain robust.

At the same time, economic conditions set the scene for higher inflation. Growth has been steady at around 2%, and there are signs it may accelerate. The labor market is continuing to tighten. In April 2017, the unemployment rate fell to 4.4% — the lowest rate in a decade, and a level that the Fed regards as full employment.

The Fed has raised the federal funds target rate twice so far in 2017: by 0.25 percentage points in March and June. The policy rate currently stands at a range of 1.00%–1.25%; a further incremental increase by year-end appears possible. Over the longer term, there’s good reason to believe the Fed will adopt a gradual approach instead of working from past playbooks that embraced frequent rate hikes.

Bond yields should remain relatively low in historical terms, especially if new headwinds to growth emerge from more protectionist trade policies. Higher tariffs or restrictive trade agreements could place upward pressure on import prices and, therefore, inflation. With all that in mind, valuations among TIPS appear fairly attractive.

Regardless of the ebb and flow in the relative value of TIPS, we continue to believe that an investment in this fund has a lot to offer. It can act as a complement to other bond investments that may not hold up well in an inflationary environment and provide diversification to equity-heavy portfolios.

We look forward to reporting to you again in six months’ time.

Cordially,

David A. Hoag

President

July 14, 2017

For current information about the fund, visit americanfunds.com.

American Funds Inflation Linked Bond Fund	3

Investment portfolio May 31, 2017	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	88.17%
AAA/Aaa	.07
AA/Aa	.67
A/A	2.65
BBB/Baa	2.17
Short-term securities & other assets less liabilities	6.27

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.73%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 88.17%
U.S. Treasury inflation-protected securities 87.14%
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	$6,961	$6,969
U.S. Treasury Inflation-Protected Security 1.875% 2019[1]	31,057	32,669
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	29,312	30,645
U.S. Treasury Inflation-Protected Security 0.125% 2021[1]	29,831	30,079
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	102,761	106,409
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	39,007	40,908
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	100,246	100,836
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	61,397	61,925
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	32,759	33,099
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	31,633	31,699
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	28,285	28,818
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	294,058	292,691
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	100,306	103,050
U.S. Treasury Inflation-Protected Security 0.257% 2025[1]	224,490	223,541

4	American Funds Inflation Linked Bond Fund

	Principal amount (000)		Value (000)
U.S. Treasury Inflation-Protected Security 0.386% 2025[1]		$113,394	$114,213
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]		30,329	35,037
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]		142,104	145,318
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]		127,745	145,394
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]		361,312	361,059
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]		99,372	117,853
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]		70,987	80,614
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]		2,271	2,786
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]		50,758	64,312
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]		48,427	61,706
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]		53,947	52,321
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]		10,604	9,946
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]		31,486	34,890
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		48,199	49,143
U.S. Treasury Inflation-Protected Security 0.884% 2047[1]		149,473	147,950
			2,545,880

U.S. Treasury 1.03%
U.S. Treasury 2.00% 2024		30,000	29,981

Total U.S. Treasury bonds & notes			2,575,861

Corporate bonds & notes 2.72%
Energy 1.63%
Canadian Natural Resources Ltd. 3.85% 2027		6,095	6,108
Canadian Natural Resources Ltd. 4.95% 2047		4,530	4,582
Cenovus Energy Inc. 5.40% 2047[3]		8,960	8,697
Enbridge Inc. 5.50% 2046		4,510	5,059
EnLink Midstream Partners, LP 5.45% 2047		2,710	2,733
Petróleos Mexicanos 5.375% 2022[3]		3,765	4,007
Petróleos Mexicanos 7.47% 2026	MXN	199,130	9,365
Petróleos Mexicanos 6.75% 2047		$4,575	4,717
Sabine Pass Liquefaction, LLC 4.20% 2028[3]		2,225	2,258
			47,526

Health care 0.68%
AbbVie Inc. 3.20% 2026		4,800	4,747
AbbVie Inc. 4.45% 2046		2,000	2,004
Allergan PLC 4.75% 2045		1,027	1,092
Becton, Dickinson and Co. 3.70% 2027		11,810	11,829
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.431% 2018[4]		300	301
			19,973

Consumer discretionary 0.28%
Ford Motor Co. 5.291% 2046		7,000	7,027
Newell Rubbermaid Inc. 3.85% 2023		1,190	1,255
			8,282

Utilities 0.12%
Great Plains Energy Inc. 3.90%2027		2,475	2,514
Great Plains Energy Inc. 4.85% 2047		900	929
			3,443

Financials 0.01%
American Express Co. (3-month USD-LIBOR + 0.59%) 1.762% 2018[4]		300	301

Total corporate bonds & notes			79,525

American Funds Inflation Linked Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.11%
Colombia (Republic of) 5.00% 2045		$600	$609
Japan, Series 18, 0.10% 2024[1]		¥2,201,600	20,778
Japan, Series 20, 0.10% 2025[1]		4,241,500	40,259
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR	680	61
			61,707

Municipals 0.41%
California 0.41%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2031		$1,000	1,192
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2032		2,140	2,535
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2033		2,250	2,650
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2034		2,365	2,770
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2035		2,485	2,898
			12,045

Asset-backed obligations 0.31%
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,5]		130	130
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.656% 2023[4,5]		5,084	5,196
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.424% 2025[4,5]		1,844	1,816
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, (1-month USD-LIBOR + 0.65%) 1.674% 2038[4,5]		1,895	1,902
			9,044

Mortgage-backed obligations 0.01%
Commercial mortgage-backed securities 0.01%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,5]		156	157

Total mortgage-backed obligations			157

Total bonds, notes & other debt instruments (cost: $2,713,533,000)			2,738,339

Short-term securities 6.24%
Army and Air Force Exchange Service 0.85% due 6/2/2017[3]		19,000	18,999
Federal Home Loan Bank 0.86%–0.94% due 7/7/2017–7/21/2017		89,400	89,295
Pfizer Inc. 0.81% due 6/5/2017[3]		43,300	43,295
Wal-Mart Stores, Inc. 0.86% due 6/19/2017[3]		30,800	30,787

Total short-term securities (cost: $182,375,000)			182,376
Total investment securities 99.97% (cost: $2,895,908,000)			2,920,715
Other assets less liabilities 0.03%			761

Net assets 100.00%			$2,921,476

6	American Funds Inflation Linked Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[6]	Value at 5/31/2017 (000)[7]	Unrealized appreciation (depreciation) at 5/31/2017 (000)
5 Year Euro-Bobl Futures	Long	1,000	June 2017	$100,000	$148,496	$757
10 Year Euro-Bund Futures	Long	376	June 2017	37,600	68,561	874
20 Year U.S. Treasury Bond Futures	Short	147	September 2017	(14,700)	(22,610)	(168)
10 Year U.S. Treasury Note Futures	Short	322	September 2017	(32,200)	(40,668)	(14)
10 Year Ultra U.S. Treasury Note Futures	Short	384	September 2017	(38,400)	(52,122)	(259)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,205	September 2017	(120,500)	(198,976)	(1,242)
5 Year U.S. Treasury Note Futures	Long	2,711	October 2017	271,100	320,745	641
2 Year U.S. Treasury Note Futures	Long	790	October 2017	158,000	171,023	17
						$606

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 5/31/2017 (000)
USD12,198	AUD16,200	Bank of America, N.A.	6/9/2017	$163
USD971	GBP750	JPMorgan Chase	6/9/2017	4
USD14,426	KRW16,369,550	JPMorgan Chase	6/9/2017	(197)
GBP1,674	USD2,159	Citibank	6/15/2017	(1)
USD11,575	AUD15,700	Barclays Bank PLC	6/15/2017	(88)
USD15,421	GBP11,930	UBS AG	6/22/2017	39
USD4,376	JPY488,000	JPMorgan Chase	6/22/2017	(35)
USD10,213	JPY1,135,000	Citibank	6/26/2017	(48)
USD14,145	SEK122,800	Goldman Sachs	6/28/2017	(8)
USD2,450	JPY274,000	Bank of America, N.A.	6/28/2017	(27)
CAD28,438	USD21,154	JPMorgan Chase	6/28/2017	(90)
USD4,178	AUD5,600	Citibank	7/7/2017	19
USD3,555	MXN66,762	Citibank	7/7/2017	(3)
				$(272)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
U.S. EFFR	1.18625%	11/1/2017	$4,580,000	$46	$—	$46
U.S. EFFR	1.19125%	11/1/2017	9,230,000	—	—	—
U.S. EFFR	1.201%	11/1/2017	2,515,000	—	—	—

American Funds Inflation Linked Bond Fund	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
U.S. EFFR	1.19875%	11/1/2017		$2,515,000	$—	$—	$—
7.49%	28-day MXN TIIE	1/21/2019	MXN	3,040,000	(108)	—	(108)
7.46%	28-day MXN TIIE	1/24/2019		1,725,000	(102)	—	(102)
1.38%	U.S. EFFR	3/14/2019		$942,000	1,027	—	1,027
1.34875%	U.S. EFFR	4/5/2019		337,500	138	—	138
1.32625%	U.S. EFFR	4/5/2019		193,500	—	—	—
3-month USD-LIBOR	1.5435%	5/26/2019		305,000	(207)	—	(207)
7.51%	28-day MXN TIIE	5/30/2019	MXN	1,454,000	—	—	—
7.14%	28-day MXN TIIE	4/29/2020		1,633,150	(704)	—	(704)
6-month EURIBOR	0.545%	1/11/2022		€325,000	(37)	—	(37)
2.8%	3-month USD-LIBOR	9/2/2022		$280,000	3,321	—	3,321
2.75%	3-month USD-LIBOR	9/2/2022		280,000	3,060	—	3,060
1.5675%	3-month USD-LIBOR	8/17/2023		270,000	(3,550)	—	(3,550)
6-month JPY-LIBOR	0.228%	2/8/2026		¥4,250,000	(104)	—	(104)
3-month USD-LIBOR	1.3695%	9/9/2026		$20,000	1,276	—	1,276
3-month USD-LIBOR	1.567%	10/24/2026		35,000	1,680	—	1,680
28-day MXN TIIE	8.11%	1/11/2027	MXN	800,000	(1,573)	—	(1,573)
28-day MXN TIIE	8.135%	1/14/2027		453,000	(934)	—	(934)
0.8153%	6-month EURIBOR	4/28/2027		€53,000	300	—	300
3-month SEK STIBOR	1.125%	4/28/2027	SKr	505,000	(626)	—	(626)
3-month USD-LIBOR	2.2945%	5/3/2027		$80,000	(1,071)	—	(1,071)
3-month USD-LIBOR	2.248%	5/5/2027		78,000	(715)	—	(715)
6-month GBP-LIBOR	1.206%	5/16/2027		£29,000	(296)	—	(296)
6-month GBP-LIBOR	1.215%	5/16/2027		29,000	(329)	—	(329)
28-day MXN TIIE	7.625%	5/20/2027	MXN	385,000	—	—	—
3-month USD-LIBOR	2.1385%	6/2/2027		$97,000	—	—	—
3-month USD-LIBOR	2.97125%	9/2/2030		57,050	(2,303)	—	(2,303)
3-month USD-LIBOR	3.005%	9/2/2030		57,050	(2,468)	—	(2,468)
3-month USD-LIBOR	1.83%	8/17/2031		58,000	3,543	—	3,543
1.4447%	6-month EURIBOR	5/25/2045		€12,600	31	—	31
U.S. EFFR	1.46%	7/25/2046		$24,000	3,438	—	3,438
3-month USD-LIBOR	2.601%	4/6/2047		19,600	(749)	—	(749)
3-month USD-LIBOR	2.609%	4/6/2047		19,400	(776)	—	(776)
1.4903%	6-month GBP-LIBOR	5/16/2047		£11,300	389	—	389
1.4763%	6-month GBP-LIBOR	5/16/2047		11,200	334	—	334
						$—	$1,931

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 5/31/2017 (000)
CDX.NA.IG.27	1.00%/Quarterly	12/20/2021	$165,000	$(3,367)	$(1,615)	$(1,752)
CDX.NA.IG.28	1.00%/Quarterly	6/20/2022	190,000	(3,485)	(3,468)	(17)
					$(5,083)	$(1,769)

8	American Funds Inflation Linked Bond Fund

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $36,130,000, which represented 1.24% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $108,173,000, which represented 3.70% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
AUD = Australian dollars
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
EURIBOR = Euro Interbank Offered Rate
€ = Euros
GBP/£ = British pounds
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SKr = Swedish kronor
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	9

Financial statements

Statement of assets and liabilities at May 31, 2017	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $2,895,908)		$2,920,715
Cash		879
Cash denominated in currencies other than U.S. dollars (cost: $5,756)		5,775
Unrealized appreciation on open forward currency contracts		225
Receivables for:
Sales of fund’s shares	$5,220
Closed forward currency contracts	196
Variation margin on futures contracts	178
Variation margin on swap contracts	638
Interest	7,265
Other	4	13,501
		2,941,095
Liabilities:
Unrealized depreciation on open forward currency contracts		497
Payables for:
Purchases of investments	11,810
Repurchases of fund’s shares	2,539
Closed forward currency contracts	1,253
Investment advisory services	739
Services provided by related parties	213
Trustees’ deferred compensation	2
Variation margin on futures contracts	1,268
Variation margin on swap contracts	1,284
Other	14	19,122
Net assets at May 31, 2017		$2,921,476

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,872,192
Undistributed net investment income		16,629
Undistributed net realized gain		7,343
Net unrealized appreciation		25,312
Net assets at May 31, 2017		$2,921,476

See Notes to Financial Statements

10	American Funds Inflation Linked Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (298,124 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$465,439	47,649	$9.77
Class C	15,327	1,584	9.68
Class T	10	1	9.77
Class F-1	43,383	4,441	9.77
Class F-2	238,722	24,354	9.80
Class F-3	76,433	7,813	9.78
Class 529-A	14,055	1,438	9.78
Class 529-C	3,152	326	9.66
Class 529-E	453	46	9.74
Class 529-T	10	1	9.77
Class 529-F-1	1,756	179	9.79
Class R-1	133	14	9.74
Class R-2	2,113	219	9.66
Class R-2E	671	69	9.75
Class R-3	3,767	388	9.71
Class R-4	2,952	302	9.77
Class R-5E	1,132	116	9.78
Class R-5	941	96	9.81
Class R-6	2,051,027	209,088	9.81

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	11

Statement of operations for the six months ended May 31, 2017	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $19)		$30,316
Fees and expenses*:
Investment advisory services	$3,912
Distribution services	733
Transfer agent services	358
Administrative services	556
Reports to shareholders	62
Registration statement and prospectus	408
Trustees’ compensation	6
Auditing and legal	22
Custodian	9
Other	48	6,114
Net investment income		24,202

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(952)
Futures contracts	(14,979)
Forward currency contracts	6,746
Swap contracts	19,267
Currency transactions	(841)	9,241
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	37,376
Futures contracts	2,105
Forward currency contracts	(7,847)
Swap contracts	(16,347)
Currency translations	44	15,331
Net realized gain and unrealized appreciation		24,572
Net increase in net assets resulting from operations		$48,774

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	American Funds Inflation Linked Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2017*	November 30, 2016
Operations:
Net investment income	$24,202	$22,677
Net realized gain (loss)	9,241	(685)
Net unrealized appreciation	15,331	27,889
Net increase in net assets resulting from operations	48,774	49,881

Dividends and distributions paid to shareholders:
Dividends from net investment income	(22,759)	(6,912)
Distributions from net realized gain on investments	—	(9,751)
Total dividends and distributions paid to shareholders	(22,759)	(16,663)

Net capital share transactions	818,424	855,001

Total increase in net assets	844,439	888,219

Net assets:
Beginning of period	2,077,037	1,188,818
End of period (including undistributed net investment income: $16,629 and $15,186, respectively)	$2,921,476	$2,077,037

*	Unaudited.

See Notes to Financial Statements

American Funds Inflation Linked Bond Fund	13

Notes to financial statements	unaudited

1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

14	American Funds Inflation Linked Bond Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Inflation Linked Bond Fund	15

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely

16	American Funds Inflation Linked Bond Fund

available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

American Funds Inflation Linked Bond Fund	17

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,575,861	$—	$2,575,861
Corporate bonds & notes	—	79,525	—	79,525
Bonds & notes of governments & government agencies outside the U.S.	—	61,707	—	61,707
Municipals	—	12,045	—	12,045
Asset-backed obligations	—	9,044	—	9,044
Mortgage-backed obligations	—	157	—	157
Short-term securities	—	182,376	—	182,376
Total	$—	$2,920,715	$—	$2,920,715

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,289	$—	$—	$2,289
Unrealized appreciation on open forward currency contracts	—	225	—	225
Unrealized appreciation on interest rate swaps	—	18,583	—	18,583
Liabilities:
Unrealized depreciation on futures contracts	(1,683)	—	—	(1,683)
Unrealized depreciation on open forward currency contracts	—	(497)	—	(497)
Unrealized depreciation on interest rate swaps	—	(16,652)	—	(16,652)
Unrealized depreciation on credit default swaps	—	(1,769)	—	(1,769)
Total	$606	$(110)	$—	$496

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries;

18	American Funds Inflation Linked Bond Fund

overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

American Funds Inflation Linked Bond Fund	19

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	American Funds Inflation Linked Bond Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,714,166,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to

American Funds Inflation Linked Bond Fund	21

manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $189,243,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $5,763,189,000.

22	American Funds Inflation Linked Bond Fund

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $174,167,000.

American Funds Inflation Linked Bond Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, May 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures contracts	Interest	Net unrealized appreciation*	$2,289	Net unrealized depreciation*	$1,683
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	225	Unrealized depreciation on open forward currency contracts	497
Forward currency	Currency	Receivables for closed forward currency contracts	196	Payables for closed forward currency contracts	1,253
Interest rate swaps	Interest	Net unrealized appreciation*	18,583	Net unrealized depreciation*	16,652
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	1,769
			$21,293		$21,854

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contract	Risk type	operations	Value	operations	Value
Futures contracts	Interest	Net realized loss on futures contracts	$(14,979)	Net unrealized appreciation on futures contracts	$2,105
Forward currency	Currency	Net realized gain on forward currency contracts	6,746	Net unrealized depreciation on forward currency contracts	(7,847)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	18,391	Net unrealized depreciation on interest rate swaps	(16,878)
Credit default swaps	Credit	Net realized gain on credit default swaps	876	Net unrealized appreciation on credit default swaps	531
			$11,034		$(22,089)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For futures contracts,

24	American Funds Inflation Linked Bond Fund

interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$162	$(85)	$—	$—	$77
Citibank	196	(196)	—	—	—
JPMorgan Chase	24	(24)	—	—	—
UBS AG	39	—	—	—	39
Total	$421	$(305)	$—	$—	$116
Liabilities:
Bank of America, N.A.	$85	$(85)	$—	$—	$—
Barclays Bank PLC	88	—	—	—	88
Citibank	479	(196)	(281)	—	2
Goldman Sachs	645	—	—	—	645
HSBC Bank	131	—	—	—	131
JPMorgan Chase	322	(24)	(251)	—	47
Total	$1,750	$(305)	$(532)	$—	$913

*	Non-cash collateral is shown on a settlement basis.

American Funds Inflation Linked Bond Fund	25

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$22,637
Post-October capital loss deferral*	1,758

*	This deferral is considered incurred in the subsequent year.

26	American Funds Inflation Linked Bond Fund

As of May 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$33,868
Gross unrealized depreciation on investment securities	(10,710)
Net unrealized appreciation on investment securities	23,158
Cost of investment securities	2,897,557

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2017					Year ended November 30, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$2,812		$—	$2,812		$989		$103		$1,092
Class B1	—		—	—		1		—	[2]	1
Class C	51		—	51		25		4		29
Class T3	—		—	—
Class F-1	232		—	232		22		2		24
Class F-2	2,414		—	2,414		229		22		251
Class F-3[4]	—		—	—
Class 529-A	84		—	84		29		3		32
Class 529-B1	—		—	—		—	[2]	—	[2]	—	[2]
Class 529-C	11		—	11		3		1		4
Class 529-E	3		—	3		1		—	[2]	1
Class 529-T3	—		—	—
Class 529-F-1	9		—	9		3		—	[2]	3
Class R-1	—	[2]	—	—	[2]	1		—	[2]	1
Class R-2	7		—	7		2		—	[2]	2
Class R-2E	6		—	6		—	[2]	—	[2]	—	[2]
Class R-3	21		—	21		5		1		6
Class R-4	17		—	17		2		—	[2]	2
Class R-5E	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	4		—	4		3		—	[2]	3
Class R-6	17,088		—	17,088		13,955		1,257		15,212
Total	$22,759		$—	$22,759		$15,270		$1,393		$16,663

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Inflation Linked Bond Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.260% on such assets in excess of $2.5 billion. For the six months ended May 31, 2017, the investment advisory services fee was $3,912,000, which was equivalent to an annualized rate of 0.308% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Effective June 1, 2017, all share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. Prior to June 1, 2017, the limit was 0.15% for Class A and Class 529-A shares and 0.25% for all other share classes. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual

28	American Funds Inflation Linked Bond Fund

expense limit of 0.30% is not exceeded. As of May 31, 2017, unreimbursed expenses subject to reimbursement totaled $116,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50*	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

*	Effective June 1, 2017, the board approved to increase the Class 529-A expense limit to 0.50%.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Inflation Linked Bond Fund	29

For the six months ended May 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$585		$180		$20		Not applicable
Class B1	—	[2]	—	[2]	Not applicable		Not applicable
Class C	66		7		3		Not applicable
Class T3	—		—	[2]	—	[2]	Not applicable
Class F-1	41		18		8		Not applicable
Class F-2	Not applicable		139		63		Not applicable
Class F-3[4]	Not applicable		1		5		Not applicable
Class 529-A	8		5		3		$4
Class 529-B1	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-C	13		1		1		1
Class 529-E	1		—	[2]	—	[2]	—	[2]
Class 529-T3	—		—	[2]	—	[2]	—	[2]
Class 529-F-1	—		1		—	[2]	—	[2]
Class R-1	1		—	[2]	—	[2]	Not applicable
Class R-2	6		2		—	[2]	Not applicable
Class R-2E	2		1		—	[2]	Not applicable
Class R-3	7		1		1		Not applicable
Class R-4	3		1		1		Not applicable
Class R-5E	Not applicable		—	[2]	—	[2]	Not applicable
Class R-5	Not applicable		—	[2]	—	[2]	Not applicable
Class R-6	Not applicable		1		451		Not applicable
Total class-specific expenses	$733		$358		$556		$5

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $6,000 in the fund’s statement of operations reflects $6,000 in current fees (either paid in cash or deferred) and a net increase of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or

30	American Funds Inflation Linked Bond Fund

affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net increase
	Sales[1]			dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2017

Class A	$258,244	26,733		$2,749		289		$(67,237)	(6,947)	$193,756	20,075
Class B2	18	2		—		—		(77)	(8)	(59)	(6)
Class C	7,949	829		51		5		(2,878)	(300)	5,122	534
Class T3	10	1		—		—		—	—	10	1
Class F-1	27,841	2,881		232		24		(13,633)	(1,417)	14,440	1,488
Class F-2	126,057	13,013		2,300		241		(98,844)	(10,148)	29,513	3,106
Class F-3[4]	78,140	8,025		—		—		(2,059)	(212)	76,081	7,813
Class 529-A	7,180	743		84		9		(1,172)	(121)	6,092	631
Class 529-B2	2	—	[5]	—		—		(22)	(2)	(20)	(2)
Class 529-C	1,522	159		11		1		(319)	(33)	1,214	127
Class 529-E	210	22		2		—	[5]	(9)	(1)	203	21
Class 529-T3	10	1		—		—		—	—	10	1
Class 529-F-1	1,043	108		9		1		(117)	(13)	935	96
Class R-1	13	2		—	[5]	—	[5]	(7)	(1)	6	1
Class R-2	1,121	117		7		1		(173)	(18)	955	100
Class R-2E	53	5		6		1		(8)	(1)	51	5
Class R-3	1,699	177		21		2		(469)	(49)	1,251	130
Class R-4	1,376	142		16		2		(165)	(17)	1,227	127
Class R-5E	1,160	119		—		—		(40)	(4)	1,120	115
Class R-5	737	76		4		—	[5]	(217)	(22)	524	54
Class R-6	479,346	49,493		17,088		1,791		(10,441)	(1,076)	485,993	50,208
Total net increase (decrease)	$993,731	102,648		$22,580		2,367		$(197,887)	(20,390)	$818,424	84,625

American Funds Inflation Linked Bond Fund	31

			Reinvestments of						Net increase
	Sales[1]		dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2016

Class A	$211,074	21,760	$1,056		114		$(35,833)	(3,740)	$176,297	18,134
Class B	31	3	1		—	[5]	(145)	(15)	(113)	(12)
Class C	9,229	960	29		3		(2,423)	(252)	6,835	711
Class F-1	39,803	4,088	25		3		(13,138)	(1,347)	26,690	2,744
Class F-2	199,065	20,400	227		25		(10,606)	(1,092)	188,686	19,333
Class 529-A	6,400	659	32		4		(1,079)	(112)	5,353	551
Class 529-B	7	1	—	[5]	—	[5]	(22)	(3)	(15)	(2)
Class 529-C	1,597	165	4		—	[5]	(180)	(19)	1,421	146
Class 529-E	225	23	1		—	[5]	(111)	(12)	115	11
Class 529-F-1	749	78	3		—	[5]	(171)	(18)	581	60
Class R-1	188	20	1		—	[5]	(145)	(15)	44	5
Class R-2	1,051	110	2		—	[5]	(76)	(8)	977	102
Class R-2E	2,611	268	—		—		(1,982)	(205)	629	63
Class R-3	2,148	220	5		1		(69)	(7)	2,084	214
Class R-4	1,662	171	2		—	[5]	(157)	(16)	1,507	155
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	202	21	3		—	[5]	(18)	(2)	187	19
Class R-6	498,431	51,555	15,211		1,643		(69,919)	(7,511)	443,723	45,687
Total net increase (decrease)	$974,473	100,502	$16,602		1,793		$(136,074)	(14,374)	$855,001	87,921

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Amount less than one thousand.

32	American Funds Inflation Linked Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $266,269,000 and $322,040,000, respectively, during the six months ended May 31, 2017.

10. Ownership concentration

At May 31, 2017, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2020 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 20%, 17% and 12%, respectively. CRMC is the investment adviser to the three target date funds.

American Funds Inflation Linked Bond Fund	33

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2017[4,5]	$9.70	$.08	$.08	$.16
Year ended 11/30/2016	9.45	.13	.24	.37
Year ended 11/30/2015	9.70	.09	(.21)	(.12)
Year ended 11/30/2014	9.30	.13	.27	.40
Period from 12/14/2012 to 11/30/2013[4,10]	10.00	(.03)	(.67)	(.70)
Class C:
Six months ended 5/31/2017[4,5]	9.60	.05	.08	.13
Year ended 11/30/2016	9.39	.06	.24	.30
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.03	(.31)	(.28)
Class T:
Period from 4/7/2017 to 5/31/2017[4,5,12]	9.70	.03	.04	.07
Class F-1:
Six months ended 5/31/2017[4,5]	9.70	.08	.08	.16
Year ended 11/30/2016	9.45	.18	.19	.37
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.02	(.24)	(.22)
Class F-2:
Six months ended 5/31/2017[4,5]	9.73	.09	.08	.17
Year ended 11/30/2016	9.47	.18	.21	.39
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.18	(.38)	(.20)
Class F-3:
Period from 1/27/2017 to 5/31/2017[4,5,14]	9.66	.07	.05	.12

34	American Funds Inflation Linked Bond Fund

Dividends and distributions								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments		expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.09)	$—	$(.09)	$9.77	1.64%[6]		$465		.75%[7]		.75%[7]		1.71%[7]
(.04)	(.08)	(.12)	9.70	3.94		267		.75		.74		1.31
(.08)	(.05)	(.13)	9.45	(1.25)		89		.80		.79		.99
— [8]	—	— [8]	9.70	4.32	[9]	3		.42	[9]	.42	[9]	1.39	[9]
—	—	—	9.30	(7.00)[6,9]		3		.61	[7,9]	.43	[7,9]	(.36)[7,9]

(.05)	—	(.05)	9.68	1.32	[6]	15		1.50	[7]	1.50	[7]	.99	[7]
(.01)	(.08)	(.09)	9.60	3.15		10		1.49		1.48		.60
—	—	—	9.39	(2.90)[6]		3		1.55	[7]	1.54	[7]	.34	[7]

—	—	—	9.77	.72	[6,9]	—	[13]	.07	[6,9]	.07	[6,9]	.30	[6,9]

(.09)	—	(.09)	9.77	1.67	[6]	43		.76	[7]	.76	[7]	1.72	[7]
(.04)	(.08)	(.12)	9.70	3.93		29		.70		.70		1.82
—	—	—	9.45	(2.27)[6]		2		.81	[7]	.81	[7]	.29	[7]

(.10)	—	(.10)	9.80	1.78	[6]	239		.52	[7]	.52	[7]	1.90	[7]
(.05)	(.08)	(.13)	9.73	4.16		207		.46		.46		1.86
—	—	—	9.47	(2.07)[6]		18		.55	[7]	.55	[7]	2.18	[7]

—	—	—	9.78	1.24	[6]	76		.13	[6]	.13	[6]	.67	[6]

See page 41 for footnotes.

American Funds Inflation Linked Bond Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class 529-A:
Six months ended 5/31/2017[4,5]	$9.71	$.09	$.07	$.16
Year ended 11/30/2016	9.45	.14	.25	.39
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.08	(.30)	(.22)
Class 529-C:
Six months ended 5/31/2017[4,5]	9.60	.04	.07	.11
Year ended 11/30/2016	9.39	.05	.24	.29
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.03	(.31)	(.28)
Class 529-E:
Six months ended 5/31/2017[4,5]	9.68	.07	.07	.14
Year ended 11/30/2016	9.43	.07	.28	.35
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.09	(.33)	(.24)
Class 529-T:
Period from 4/7/2017 to 5/31/2017[4,5,12]	9.70	.03	.04	.07
Class 529-F-1:
Six months ended 5/31/2017[4,5]	9.73	.09	.06	.15
Year ended 11/30/2016	9.47	.14	.24	.38
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.10	(.30)	(.20)
Class R-1:
Six months ended 5/31/2017[4,5]	9.63	.03	.09	.12
Year ended 11/30/2016	9.42	.04	.25	.29
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.07	(.32)	(.25)

36	American Funds Inflation Linked Bond Fund

Dividends and distributions								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments		expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.09)	$—	$(.09)	$9.78	1.68%[6]		$14		.69%[7]		.69%[7]		1.77%[7]
(.05)	(.08)	(.13)	9.71	4.10		8		.65		.64		1.44
—	—	—	9.45	(2.27)[6]		3		.74	[7]	.73	[7]	.97	[7]

(.05)	—	(.05)	9.66	1.21	[6]	3		1.56	[7]	1.56	[7]	.88	[7]
—	(.08)	(.08)	9.60	3.09		2		1.53		1.53		.48
—	—	—	9.39	(2.90)[6]		1		1.62	[7]	1.60	[7]	.35	[7]

(.08)	—	(.08)	9.74	1.46	[6]	1		1.01	[7]	1.01	[7]	1.41	[7]
(.02)	(.08)	(.10)	9.68	3.75		—	[13]	.97		.97		.77
—	—	—	9.43	(2.48)[6]		—	[13]	1.04	[7]	1.03	[7]	1.10	[7]

—	—	—	9.77	.72	[6,9]	—	[13]	.07	[6,9]	.07	[6,9]	.29	[6,9]

(.09)	—	(.09)	9.79	1.62	[6]	2		.55	[7]	.55	[7]	1.96	[7]
(.04)	(.08)	(.12)	9.73	4.09		1		.55		.55		1.46
—	—	—	9.47	(2.07)[6]		—	[13]	.64	[7]	.63	[7]	1.27	[7]

(.01)	—	(.01)	9.74	1.24	[6,9]	—	[13]	1.58	[7,9]	1.58	[7,9]	.69	[7,9]
—	(.08)	(.08)	9.63	3.08	[9]	—	[13]	1.50	[9]	1.49	[9]	.39	[9]
—	—	—	9.42	(2.58)[6,9]		—	[13]	1.41	[7,9]	1.41	[7,9]	.86	[7,9]

See page 41 for footnotes.

American Funds Inflation Linked Bond Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
				Net gains
	Net asset	Net		(losses) on
	value,	investment		securities (both	Total from
	beginning	income		realized and	investment
	of period	(loss)		unrealized)	operations
Class R-2:
Six months ended 5/31/2017[4,5]	$9.59	$.05		$.08	$.13
Year ended 11/30/2016	9.41	.06		.23	.29
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	(.04)		(.22)	(.26)
Class R-2E:
Six months ended 5/31/2017[4,5]	9.71	.05		.08	.13
Year ended 11/30/2016	9.46	.17		.19	.36
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.04		(.25)	(.21)
Class R-3:
Six months ended 5/31/2017[4,5]	9.65	.07		.07	.14
Year ended 11/30/2016	9.43	.09		.25	.34
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.02		(.26)	(.24)
Class R-4:
Six months ended 5/31/2017[4,5]	9.70	.09		.07	.16
Year ended 11/30/2016	9.45	.13		.24	.37
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.04		(.26)	(.22)
Class R-5E:
Six months ended 5/31/2017[4,5]	9.70	.11		.05	.16
Year ended 11/30/2016	9.45	.12		.27	.39
Period from 11/20/2015 to 11/30/2015[4,15]	9.43	—	[8]	.02	.02
Class R-5:
Six months ended 5/31/2017[4,5]	9.73	.10		.08	.18
Year ended 11/30/2016	9.47	.14		.26	.40
Period from 1/23/2015 to 11/30/2015[4,11]	9.67	.10		(.30)	(.20)

38	American Funds Inflation Linked Bond Fund

Dividends and distributions								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments		expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$—	$(.06)	$9.66	1.32%[6]		$2		1.40%[7]		1.40%[7]		1.05%[7]
(.03)	(.08)	(.11)	9.59	3.12		1		1.49		1.49		.62
—	—	—	9.41	(2.69)[6,9]		—	[13]	1.59	[7,9]	1.58	[7,9]	(.51)[7,9]

(.09)	—	(.09)	9.75	1.37	[6]	1		1.25	[7]	1.25	[7]	1.06	[7]
(.03)	(.08)	(.11)	9.71	3.88		1		.95		.94		1.79
—	—	—	9.46	(2.17)[6,9]		—	[13]	.74	[7,9]	.72	[7,9]	.51	[7,9]

(.08)	—	(.08)	9.71	1.51	[6]	4		.99	[7]	.99	[7]	1.42	[7]
(.04)	(.08)	(.12)	9.65	3.59		2		1.01		1.01		.92
—	—	—	9.43	(2.48)[6]		1		1.17	[7]	1.16	[7]	.20	[7]

(.09)	—	(.09)	9.77	1.64	[6]	3		.74	[7]	.74	[7]	1.78	[7]
(.04)	(.08)	(.12)	9.70	3.99		2		.69		.69		1.37
—	—	—	9.45	(2.27)[6]		—	[13]	.79	[7]	.79	[7]	.46	[7]

(.08)	—	(.08)	9.78	1.68	[6]	1		.46	[7]	.46	[7]	2.22	[7]
(.06)	(.08)	(.14)	9.70	4.16		—	[13]	.60		.60		1.21
—	—	—	9.45	.21	[6]	—	[13]	.02	[6]	.02	[6]	(.03)[6]

(.10)	—	(.10)	9.81	1.85	[6]	1		.46	[7]	.46	[7]	2.11	[7]
(.06)	(.08)	(.14)	9.73	4.21		—	[13]	.46		.46		1.45
—	—	—	9.47	(2.07)[6]		—	[13]	.52	[7]	.52	[7]	1.22	[7]

See page 41 for footnotes.

American Funds Inflation Linked Bond Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 5/31/2017[4,5]	$9.74	$.09		$.08	$.17
Year ended 11/30/2016	9.47	.15		.26	.41
Year ended 11/30/2015	9.69	.03		(.12)	(.09)
Year ended 11/30/2014	9.29	.13		.27	.40
Period from 11/1/2013 to 11/30/2013[4,16]	9.33	—	[8]	(.04)	(.04)

	Six months ended May 31,	Year ended November 30			For the period 12/14/2012 to
	2017[4,5]	2016	2015	2014	11/30/2013[4,6,10]
Portfolio turnover rate for all share classes	85%	295%	801%	923%	543%

See Notes to Financial Statements

40	American Funds Inflation Linked Bond Fund

Dividends and distributions						Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments		expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.10)	$—	$(.10)	$9.81	1.78%[6]	$2,051	.40%[7]		.40%[7]		1.97%[7]
(.06)	(.08)	(.14)	9.74	4.33	1,547	.39		.39		1.53
(.08)	(.05)	(.13)	9.47	(.95)	1,072	.48		.46		.36
— [8]	—	— [8]	9.69	4.33	521	.46		.46		1.34
—	—	—	9.29	(.43)[6]	204	.03	[6]	.03	[6]	—	[6,17]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of transfer agent services fees for some share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	For the period December 14, 2012, commencement of operations, through November 30, 2013.
[11]	This share class began investment operations on January 23, 2015.
[12]	Classes T and 529-T shares began investment operations on April 7, 2017.
[13]	Amount less than $1 million.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Class R-6 shares began investment operations on November 1, 2013.
[17]	Amount less than .01%.

American Funds Inflation Linked Bond Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2016, through May 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Funds Inflation Linked Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	12/1/2016	5/31/2017	during period[1]	expense ratio
Class A – actual return	$1,000.00	$1,016.37	$3.77	.75%
Class A – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class C – actual return	1,000.00	1,013.19	7.53	1.50
Class C – assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class T – actual return[2]	1,000.00	1,007.22	.68	.46
Class T – assumed 5% return[2]	1,000.00	1,022.64	2.32	.46
Class F-1 – actual return	1,000.00	1,016.71	3.82	.76
Class F-1 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class F-2 – actual return	1,000.00	1,017.80	2.62	.52
Class F-2 – assumed 5% return	1,000.00	1,022.34	2.62	.52
Class F-3 – actual return[3]	1,000.00	1,012.43	1.26	.37
Class F-3 – assumed 5% return[3]	1,000.00	1,023.09	1.87	.37
Class 529-A – actual return	1,000.00	1,016.81	3.47	.69
Class 529-A – assumed 5% return	1,000.00	1,021.49	3.48	.69
Class 529-C – actual return	1,000.00	1,012.08	7.83	1.56
Class 529-C – assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-E – actual return	1,000.00	1,014.57	5.07	1.01
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-T – actual return[2]	1,000.00	1,007.22	.74	.50
Class 529-T – assumed 5% return[2]	1,000.00	1,022.44	2.52	.50
Class 529-F-1 – actual return	1,000.00	1,016.17	2.76	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,022.19	2.77	.55
Class R-1 – actual return	1,000.00	1,012.43	7.93	1.58
Class R-1 – assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class R-2 – actual return	1,000.00	1,013.20	7.03	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class R-2E – actual return	1,000.00	1,013.66	6.28	1.25
Class R-2E – assumed 5% return	1,000.00	1,018.70	6.29	1.25
Class R-3 – actual return	1,000.00	1,015.07	4.97	.99
Class R-3 – assumed 5% return	1,000.00	1,020.00	4.99	.99
Class R-4 – actual return	1,000.00	1,016.44	3.72	.74
Class R-4 – assumed 5% return	1,000.00	1,021.24	3.73	.74
Class R-5E – actual return	1,000.00	1,016.80	2.31	.46
Class R-5E – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-5 – actual return	1,000.00	1,018.47	2.31	.46
Class R-5 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-6 – actual return	1,000.00	1,017.83	2.01	.40
Class R-6 – assumed 5% return	1,000.00	1,022.94	2.02	.40

See page 44 for footnotes.

American Funds Inflation Linked Bond Fund	43

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 182 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 182 days.

44	American Funds Inflation Linked Bond Fund

Approval of Investment Advisory and Service Agreement

American Funds Inflation Linked Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing inflation protection and income consistent with investment in inflation linked securities. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and

American Funds Inflation Linked Bond Fund	45

the committee reviewed the fund’s investment results measured against the Lipper Inflation Protected Bond Funds Average and the Bloomberg Barclays U.S. TIPS Index. They noted the fund’s short history and that the investment results of the fund were above the results of the Lipper average for all periods considered and above the results of the Barclays index for the three-year and lifetime periods (while below for the year-to-date and one-year periods). The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were in line with the median level of other funds in the Lipper Inflation Protected Bond Funds category, and that because of its size, total expenses were above the median level of funds in the same category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

46	American Funds Inflation Linked Bond Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Inflation Linked Bond Fund	47

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48	American Funds Inflation Linked Bond Fund

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American Funds Inflation Linked Bond Fund	49

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50	American Funds Inflation Linked Bond Fund

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American Funds Inflation Linked Bond Fund	51

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Inflation Linked Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Inflation Linked Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Inflation Linked Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Inflation Linked Bond Fund®
Investment portfolio
May 31, 2017
unaudited
Bonds, notes & other debt instruments93.73% U.S. Treasury bonds & notes88.17% U.S. Treasury inflation-protected securities87.14%	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	$6,961	$6,969
U.S. Treasury Inflation-Protected Security 1.875% 2019[1]	31,057	32,669
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	29,312	30,645
U.S. Treasury Inflation-Protected Security 0.125% 2021[1]	29,831	30,079
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	102,761	106,409
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	39,007	40,908
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	100,246	100,836
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	61,397	61,925
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	32,759	33,099
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	31,633	31,699
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	28,285	28,818
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	294,058	292,691
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	100,306	103,050
U.S. Treasury Inflation-Protected Security 0.257% 2025[1]	224,490	223,541
U.S. Treasury Inflation-Protected Security 0.386% 2025[1]	113,394	114,213
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	30,329	35,037
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	142,104	145,318
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	127,745	145,394
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	361,311	361,059
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]	99,372	117,853
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	70,987	80,614
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,271	2,786
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	50,758	64,312
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	48,427	61,706
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	53,946	52,321
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	10,604	9,946
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	31,486	34,890
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	48,199	49,143
U.S. Treasury Inflation-Protected Security 0.884% 2047[1]	149,473	147,950
		2,545,880
U.S. Treasury1.03%
U.S. Treasury 2.00% 2024	30,000	29,981
Total U.S. Treasury bonds & notes		2,575,861
Corporate bonds & notes2.72% Energy1.63%
Canadian Natural Resources Ltd. 3.85% 2027	6,095	6,108
Canadian Natural Resources Ltd. 4.95% 2047	4,530	4,582
Cenovus Energy Inc. 5.40% 2047[3]	8,960	8,697
Enbridge Inc. 5.50% 2046	4,510	5,059
EnLink Midstream Partners, LP 5.45% 2047	2,710	2,733
Petróleos Mexicanos 5.375% 2022[3]	3,765	4,007
Petróleos Mexicanos 7.47% 2026	MXN199,130	9,365
American Funds Inflation Linked Bond Fund — Page 1 of 5

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 6.75% 2047	$4,575	$4,717
Sabine Pass Liquefaction, LLC 4.20% 2028[3]	2,225	2,258
		47,526
Health care0.68%
AbbVie Inc. 3.20% 2026	4,800	4,747
AbbVie Inc. 4.45% 2046	2,000	2,004
Allergan PLC 4.75% 2045	1,027	1,092
Becton, Dickinson and Co. 3.70% 2027	11,810	11,829
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.431% 2018[4]	300	301
		19,973
Consumer discretionary0.28%
Ford Motor Co. 5.291% 2046	7,000	7,027
Newell Rubbermaid Inc. 3.85% 2023	1,190	1,255
		8,282
Utilities0.12%
Great Plains Energy Inc. 3.90%2027	2,475	2,514
Great Plains Energy Inc. 4.85% 2047	900	929
		3,443
Financials0.01%
American Express Co. (3-month USD-LIBOR + 0.59%) 1.762% 2018[4]	300	301
Total corporate bonds & notes		79,525
Bonds & notes of governments & government agencies outside the U.S.2.11%
Colombia (Republic of) 5.00% 2045	600	609
Japan, Series 18, 0.10% 2024[1]	¥2,201,600	20,778
Japan, Series 20, 0.10% 2025[1]	4,241,500	40,259
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR680	61
		61,707
Municipals0.41% California0.41%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2031	$1,000	1,192
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2032	2,140	2,535
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2033	2,250	2,650
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2034	2,365	2,770
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2035	2,485	2,898
Total municipals		12,045
Asset-backed obligations0.31%
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,5]	129	130
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.656% 2023[4,5]	5,084	5,196
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.424% 2025[4,5]	1,844	1,816
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, (1-month USD-LIBOR + 0.65%) 1.674% 2038[4,5]	1,895	1,902
		9,044
American Funds Inflation Linked Bond Fund — Page 2 of 5

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations0.01% Commercial mortgage-backed securities0.01%	Principal?amount (000)	Value (000)
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,5]	$156	$157
Total mortgage-backed obligations		157
Total bonds, notes & other debt instruments (cost: $2,713,533,000)		2,738,339
Short-term securities6.24%
Army and Air Force Exchange Service 0.85% due 6/2/2017[3]	19,000	18,999
Federal Home Loan Bank 0.86%–0.94% due 7/7/2017–7/21/2017	89,400	89,295
Pfizer Inc. 0.81% due 6/5/2017[3]	43,300	43,295
Wal-Mart Stores, Inc. 0.86% due 6/19/2017[3]	30,800	30,787
Total short-term securities (cost: $182,375,000)		182,376
Total investment securities 99.97% (cost: $2,895,908,000)		2,920,715
Other assets less liabilities 0.03%		761
Net assets 100.00%		$2,921,476
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 5/31/2017 (000)
Purchases (000)	Sales (000)
USD12,198	AUD16,200	Bank of America, N.A.	6/9/2017	$163
USD971	GBP750	JPMorgan Chase	6/9/2017	4
USD14,426	KRW16,369,550	JPMorgan Chase	6/9/2017	(197)
GBP1,674	USD2,159	Citibank	6/15/2017	(1)
USD11,575	AUD15,700	Barclays Bank PLC	6/15/2017	(88)
USD15,421	GBP11,930	UBS AG	6/22/2017	39
USD4,376	JPY488,000	JPMorgan Chase	6/22/2017	(35)
USD10,213	JPY1,135,000	Citibank	6/26/2017	(48)
USD14,145	SEK122,800	Goldman Sachs	6/28/2017	(8)
USD2,450	JPY274,000	Bank of America, N.A.	6/28/2017	(27)
CAD28,438	USD21,154	JPMorgan Chase	6/28/2017	(90)
USD4,178	AUD5,600	Citibank	7/7/2017	19
USD3,555	MXN66,762	Citibank	7/7/2017	(3)
				$(272)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
U.S. EFFR	1.18625%	11/1/2017	$4,580,000	$46	$—	$46
U.S. EFFR	1.19125%	11/1/2017	9,230,000	—	—	—
U.S. EFFR	1.201%	11/1/2017	2,515,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	2,515,000	—	—	—
7.49%	28-day MXN TIIE	1/21/2019	MXN3,040,000	(108)	—	(108)
American Funds Inflation Linked Bond Fund — Page 3 of 5

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
7.46%	28-day MXN TIIE	1/24/2019	MXN1,725,000	$(102)	$—	$(102)
1.38%	U.S. EFFR	3/14/2019	$942,000	1,027	—	1,027
1.34875%	U.S. EFFR	4/5/2019	337,500	138	—	138
1.32625%	U.S. EFFR	4/5/2019	193,500	—	—	—
3-month USD-LIBOR	1.5435%	5/26/2019	305,000	(207)	—	(207)
7.51%	28-day MXN TIIE	5/30/2019	MXN1,454,000	—	—	—
7.14%	28-day MXN TIIE	4/29/2020	1,633,150	(704)	—	(704)
6-month EURIBOR	0.545%	1/11/2022	€325,000	(37)	—	(37)
2.8%	3-month USD-LIBOR	9/2/2022	$280,000	3,321	—	3,321
2.75%	3-month USD-LIBOR	9/2/2022	280,000	3,060	—	3,060
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	(3,550)	—	(3,550)
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(104)	—	(104)
3-month USD-LIBOR	1.3695%	9/9/2026	$20,000	1,276	—	1,276
3-month USD-LIBOR	1.567%	10/24/2026	35,000	1,680	—	1,680
28-day MXN TIIE	8.11%	1/11/2027	MXN800,000	(1,573)	—	(1,573)
28-day MXN TIIE	8.135%	1/14/2027	453,000	(934)	—	(934)
0.8153%	6-month EURIBOR	4/28/2027	€53,000	300	—	300
3-month SEK STIBOR	1.125%	4/28/2027	SKr505,000	(626)	—	(626)
3-month USD-LIBOR	2.2945%	5/3/2027	$80,000	(1,071)	—	(1,071)
3-month USD-LIBOR	2.248%	5/5/2027	78,000	(715)	—	(715)
6-month GBP-LIBOR	1.206%	5/16/2027	£29,000	(296)	—	(296)
6-month GBP-LIBOR	1.215%	5/16/2027	29,000	(329)	—	(329)
28-day MXN TIIE	7.625%	5/20/2027	MXN385,000	—	—	—
3-month USD-LIBOR	2.1385%	6/2/2027	$97,000	—	—	—
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	(2,303)	—	(2,303)
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(2,468)	—	(2,468)
3-month USD-LIBOR	1.83%	8/17/2031	58,000	3,543	—	3,543
1.4447%	6-month EURIBOR	5/25/2045	€12,600	31	—	31
U.S. EFFR	1.46%	7/25/2046	$24,000	3,438	—	3,438
3-month USD-LIBOR	2.601%	4/6/2047	19,600	(749)	—	(749)
3-month USD-LIBOR	2.609%	4/6/2047	19,400	(776)	—	(776)
1.4903%	6-month GBP-LIBOR	5/16/2047	£11,300	389	—	389
1.4763%	6-month GBP-LIBOR	5/16/2047	11,200	334	—	334
					$—	$1,931
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 5/31/2017 (000)
CDX.NA.IG.27	1.00%/Quarterly	12/20/2021	$165,000	$(3,367)	$(1,615)	$(1,752)
CDX.NA.IG.28	1.00%/Quarterly	6/20/2022	190,000	(3,485)	(3,468)	(17)
					$(5,083)	$(1,769)
American Funds Inflation Linked Bond Fund — Page 4 of 5

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[6]	Value at 5/31/2017 (000)[7]	Unrealized appreciation (depreciation) at 5/31/2017 (000)
5 Year Euro-Bobl Futures	Long	1,000	June 2017	$100,000	$148,496	$757
10 Year Euro-Bund Futures	Long	376	June 2017	37,600	68,561	874
20 Year U.S. Treasury Bond Futures	Short	147	September 2017	(14,700)	(22,610)	(168)
10 Year U.S. Treasury Note Futures	Short	322	September 2017	(32,200)	(40,668)	(14)
10 Year Ultra U.S. Treasury Note Futures	Short	384	September 2017	(38,400)	(52,122)	(259)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,205	September 2017	(120,500)	(198,976)	(1,242)
5 Year U.S. Treasury Note Futures	Long	2,711	October 2017	271,100	320,745	641
2 Year U.S. Treasury Note Futures	Long	790	October 2017	158,000	171,023	17
						$606

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $36,130,000, which represented 1.24% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $108,173,000, which represented 3.70% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
ADR = American Depositary Receipts
FDR = Fiduciary Depository Receipts
GDR = Global Depositary Receipts
CAD - Canadian dollars
CHF = Swiss francs
€= Euros
MXN = Mexican pesos
PLN = Polish zloty
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
American Funds Inflation Linked Bond Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 31, 2017